Shareholder Report, Holdings (Details) - C000237191	Nov. 30, 2024
FR_83001AAD4
Holdings [Line Items]
Percent of Net Asset Value	2.00%
FR_04020JAA4
Holdings [Line Items]
Percent of Net Asset Value	2.00%
FR_1248EPCT8
Holdings [Line Items]
Percent of Net Asset Value	1.90%
FR_25470MAG4
Holdings [Line Items]
Percent of Net Asset Value	1.90%
FR_78573NAL6
Holdings [Line Items]
Percent of Net Asset Value	1.90%
FR_28228PAC5
Holdings [Line Items]
Percent of Net Asset Value	1.90%
FR_29250NBS3
Holdings [Line Items]
Percent of Net Asset Value	1.90%
FR_42239PAB5
Holdings [Line Items]
Percent of Net Asset Value	1.90%
FR_96949VAL7
Holdings [Line Items]
Percent of Net Asset Value	1.70%
FR_053773BJ5
Holdings [Line Items]
Percent of Net Asset Value	1.70%
BBB Rated
Holdings [Line Items]
Percent of Total Investments	3.40%
BB Rated
Holdings [Line Items]
Percent of Total Investments	32.70%
B Rated
Holdings [Line Items]
Percent of Total Investments	47.10%
CCC Rated
Holdings [Line Items]
Percent of Total Investments	8.10%
Bank Debt
Holdings [Line Items]
Percent of Total Investments	6.10%
Reserves
Holdings [Line Items]
Percent of Total Investments	2.60%